Trade receivables (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Subtotal	R$ 5,489,436	R$ 5,470,564
Allowance for doubtful accounts	(817,443)	(1,248,209)
Total trade receivables	4,671,993	4,222,355
Current	4,413,449	3,894,557
Noncurrent	258,544	327,798
Trade receivables	4,671,993	4,222,355
Private Sector [Member]
IfrsStatementLineItems [Line Items]
Subtotal	2,780,723	3,068,872
Private Sector [Member] | General And Special Customers [Member]
IfrsStatementLineItems [Line Items]
Subtotal	2,436,976	2,409,094
Private Sector [Member] | Agreements [Member]
IfrsStatementLineItems [Line Items]
Subtotal	343,747	659,778
Government Entities [Member]
IfrsStatementLineItems [Line Items]
Subtotal	1,463,709	1,066,136
Government Entities [Member] | Agreements [Member]
IfrsStatementLineItems [Line Items]
Subtotal	274,508	370,823
Government Entities [Member] | Municipal [Member]
IfrsStatementLineItems [Line Items]
Subtotal	1,186,531	690,010
Government Entities [Member] | Federal [Member]
IfrsStatementLineItems [Line Items]
Subtotal	2,670	5,303
Wholesale Customers Municipal Governments [Member]
IfrsStatementLineItems [Line Items]
Subtotal	87,622	81,730
Wholesale Customers Municipal Governments [Member] | Mogi Das Cruzes [Member]
IfrsStatementLineItems [Line Items]
Subtotal	9,149	4,744
Wholesale Customers Municipal Governments [Member] | Sao Caetano Do Sul [Member]
IfrsStatementLineItems [Line Items]
Subtotal	26,884	11,773
Wholesale Customers Municipal Governments [Member] | Sao Caetanodo Sul Agreement [Member]
IfrsStatementLineItems [Line Items]
Subtotal	51,589	65,213
Unbilled Supply [Member]
IfrsStatementLineItems [Line Items]
Subtotal	R$ 1,157,382	R$ 1,253,826